Accrued Expenses - Schedule of Changes in Product Warranty (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Beginning balance	$ 545	$ 571	$ 1,302
Provisions, net of reversals	1,535	222	(331)
Settlements	(490)	(248)	(400)
Ending balance	$ 1,590	$ 545	$ 571